Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Operating results of discontinued operations for the year ended March 31, 2012 were as follows:

	Yen in millions
	For the year ended March 31, 2012
	LAC business	PGN business	CLU business	Total
Net sales	¥1,576	¥1,365	¥2,674	¥5,615

Loss on discontinued operations before income taxes	¥(2,203)	¥(1,817)	¥(3,776)	¥(7,796)
Income taxes	(269)	129	168	28

Loss on discontinued operations	¥(2,472)	¥(1,688)	¥(3,608)	¥(7,768)